UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

401 East Las Olas Boulevard Suite 1700 Fort Lauderdale, Florida 33301
(Address of principal executive offices) (Zip code)

Byron Bowman, Esq.

401 East Las Olas Boulevard

Suite 1700

Fort Lauderdale, Florida 33301

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (954) 522-5150

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1: Reports to Shareholders.

HANSBERGER

INTERNATIONAL SERIES

SEMI-ANNUAL REPORT

June 30, 2007

International Value Fund

Emerging Markets Fund

International Growth Fund

International Core Fund

LETTER TO SHAREHOLDERS

Hansberger International Series

International Value Fund

Emerging Markets Fund

International Growth Fund

International Core Fund

August 21, 2007

Dear Shareholders,

International and emerging equity markets continued to post strong performance in the first half of 2007. In the six months ending June 30, the MSCI All Country World ex-US Index delivered 12.58% in US-dollar terms, building on the strong positive performance posted by overseas markets since 2003. Emerging markets as measured by the MSCI Emerging Markets Index also continued to perform strongly posting a US-dollar return of 17.75% during the same period.

While market indices continued to post strong results, and in many cases hit successive new highs, we have seen a marked increase in financial market volatility since the beginning of the year. This rise in volatility reflects, in part, the perception that the period of excess liquidity seen in recent years may be coming to an end as we return to a more “normal” interest rate environment.

While the US Federal Reserve remains on hold for now, Central Banks around the world continue to push short-term rates higher. Lending standards are getting tighter. And we are seeing increasing evidence of reduced risk appetite in financial markets. The re-pricing of risk in credit markets, in particular, reflects rising concerns about potential spill-over from turmoil in the sub-prime mortgage market. But, to date, equity markets have been remarkably resilient.

In the aggregate, share prices are reflecting a widespread belief in a continuation of good, if slightly less robust, global growth without a strong pick up in inflation. Employment remains strong. The corporate sector remains healthy with solid profitability and strong balance sheets. Valuations in many segments of the market remain attractive.

In our view, the recent increase in volatility is likely to continue as investors assess the potential impact rising interest rates and turbulence in credit markets will have on global growth. Although this may cause disquieting short-term swings in share prices, it should also contribute to a healthy focus on fundamentals going forward. We believe that the disciplined bottom up stock selection process employed by our growth, value and emerging market teams coupled with our prudent approach to risk position us well to take advantage of opportunities in international markets.

We thank you for your continued confidence.

For Hansberger Global Investors, Inc.,

Thomas L. Hansberger, CFA

Chairman

Ronald W. Holt, CFA

President and Chief Executive Officer

Hansberger International Series

About Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in U.S. Dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2007 and held for the entire six-month period.

Based on Actual Fund Return

The section below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Based on Hypothetical Return

The section below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period January 1, 2007 — June 30, 2007(1)	Annualized Expense Ratio
Based on Actual Fund Return
International Value Fund
Institutional Class	$1,000.00	$1,120.58	$4.89	0.93%
Advisor Class	$1,000.00	$1,118.60	$6.04	1.15%
Emerging Markets Fund
Institutional Class	$1,000.00	$1,166.10	$6.71	1.25%
Advisor Class	$1,000.00	$1,165.10	$7.52	1.40%
International Growth Fund
Institutional Class	$1,000.00	$1,131.40	$4.70	0.89%
Advisor Class	$1,000.00	$1,129.40	$6.07	1.15%
International Core Fund
Institutional Class	$1,000.00	$1,124.30	$5.27	1.00%
Advisor Class	$1,000.00	$1,123.70	$6.06	1.15%

Based on Hypothetical Fund Return (5% average annual return before expenses)
International Value Fund
Institutional Class	$1,000.00	$1,020.18	$4.66	0.93%
Advisor Class	$1,000.00	$1,019.09	$5.76	1.15%
Emerging Markets Fund
Institutional Class	$1,000.00	$1,018.60	$6.26	1.25%
Advisor Class	$1,000.00	$1,017.85	$7.00	1.40%
International Growth Fund
Institutional Class	$1,000.00	$1,020.38	$4.46	0.89%
Advisor Class	$1,000.00	$1,019.09	$5.76	1.15%
International Core Fund
Institutional Class	$1,000.00	$1,019.84	$5.01	1.00%
Advisor Class	$1,000.00	$1,019.09	$5.76	1.15%

(1)	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Please note that the expenses shown in the table for the Funds and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transaction costs, such as redemption fees. The expenses in the table also do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If such costs, if applicable to you, were included, your costs would be higher.

PORTFOLIO MANAGEMENT REVIEW

INTERNATIONAL VALUE FUND

Market conditions during the period ended June 30, 2007

Equity markets yielded solid returns during the first half of 2007 despite being faced with rising interest rates across the globe and fears of contagion from the weakening sub-prime US mortgage market. The MSCI All Country World Index, a widely used benchmark for global equities, closed up 10.2%; whereas, the MSCI ACWI ex US closed up 12.58%.

All developed European markets recorded positive performance, notwithstanding increases in interest rates. The Eurozone enjoyed upgrades in expected GDP growth and corporate profits, while the UK economy seemed to benefit from strong domestic demand, especially in gross fixed investments. Among the largest markets, the UK was up 10.8%; France, 13.6%; and Germany, 24.7%. However, the best performing market in Europe was Finland, which was up 28.8% due to strong returns from Nokia, which makes up almost 50% of the market. Financials detracted from the performance of the Irish market, which only returned 2.9% for the six months. In addition to good local returns, US investors benefited from the weakening of the dollar versus the euro and the British pound, as the dollar fell 2.4% and 2.5% versus the euro and the pound, respectively. For the first half of 2007, the MSCI Developed European Index was up 12.9%.

The MSCI Pacific Index underperformed the rest of the developed markets due to the weak performance of Japan, which comprises about 70% of the regional index. Japan reported tepid GDP growth of 2.4% for the first calendar quarter of 2007 amid continuing weak machinery orders. In yen terms, the market was up 6.6% for the first half. The persistence of low interest rates and unwinding of yen-funded carry trades were cited for the weakness of the yen, which resulted in a US dollar performance for Japan of 2.9%. The remaining Pacific markets of Australia, Hong Kong, New Zealand and Singapore reported better performance of 21.2%, 6.3%, 14.6%, and 21.9%, respectively and raised the return of the Pacific Index to 7.0%.

In general, emerging markets performed extremely well, although the performance of the major constituents was disparate. The Morgan Stanley Latin America index was up 27.1% led by the resource rich markets of Brazil, up 31.6% and the rich smaller Peruvian market, which was up 67.1%. The uneasy Russian investment environment led that market to return a negative 2.5% for the half and the EM Eastern Europe index was up a meager 3.5%. In total, the MSCI Emerging Market Index was up 17.8%.

Fund performance during the period ended June 30, 2007

The HIS International Value Fund (the “Fund”) Institutional Class shares were up 12.00% for the period, underperforming the benchmark MSCI ACWI Ex US’s (the “Index” or “Benchmark”) 12.58% return over the same period. The Fund’s Advisor Class shares were up 11.86% for the period, underperforming the Benchmark’s 12.58% return over the same period. The Fund’s Advisor Class return includes the effect of the adviser’s reimbursement of the Fund during the period for certain expenses.

Attribution indicates that the Fund benefited by having different weights in the regions than the Index and by overweighting regions the Fund outperformed in and underweighting regions where the Fund underperformed. Holding a different mix of currencies than the benchmark lowered relative performance. A -3.7% average underweighting to the Canadian dollar and a -3.2% underweighting to the Australian dollar had the largest negative impacts. Partially offsetting the above was a 2.1% overweighting to the Brazilian real. During this period of strong market performance, residual cash had a negative impact on the active return.

Market Outlook

We remain optimistic on international investing in general; real global GDP growth is still projected at over 3.0% for this year and next. In the meantime, on several valuation measures, international indices are trading in aggregate at a discount to the MSCI US Index.

However, we are cognizant that some of the challenges from the first half of the year may persist. HGI analysts will be monitoring carefully the impact of the difficulties in the US subprime market on financial companies exposed to US mortgages, consumer sentiment in the US, and international companies sensitive to US spending. In addition, we will be factoring in the risk of higher interest rates in the UK and continental Europe on current and prospective investments. In general, we anticipate that investors’ appetite for risk may wane. However, we continue to believe that carefully selecting securities with solid fundamentals, attractive valuations, and good prospects remains a sound strategy.

We thank you for your confidence in HGI and look forward to meeting with you at your earliest convenience to discuss our investment outlook and the prospects for your portfolio.

For the International Value Fund Team

Lauretta A. (“Retz”) Reeves, CFA

Co-Chief Investment Officer – Value Team

Hansberger Global Investors, Inc.

Change in value of a $1,000,000 Investment in the

International Value Fund vs. MSCI ACWI ex U.S. Index

12/30/96-6/30/07

	Total Return — Institutional Class
Time Period	International Value Fund	MSCI ACWI ex U.S. Index
Six Months	12.00%	12.58%
One Year	26.76%	30.15%
Average Annual Three Year	22.37%	25.03%
Average Annual Five Year	18.03%	19.93%
Average Annual Ten Year	6.72%	8.58%
Since Inception (12/30/96)	7.44%	9.39%

. . . .    International Value Fund

——    MSCI ACWI ex U.S. Index

The above graph compares the Fund’s performance with the MSCI All Country World Index ex U.S. (the “Index”), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund’s shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

International Value Fund

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks – 98.6%
	Australia – 1.3%
188,150	Westpac Banking Corp.	$4,085,621

	Brazil – 4.3%
193,796	Companhia Energetica de Minas Gerais ADR	4,089,096
140,682	Companhia Vale Do Rio Doce, Sponsored ADR	5,303,711
31,162	Petroleo Brasileiro S.A. ADR	3,779,016

		13,171,823

	Canada – 2.3%
61,586	IGM Financial, Inc	2,993,013
82,304	Loblaw Cos. Ltd.	4,013,793

		7,006,806

	China – 3.6%
1,308,000	Cosco Pacific Ltd.	3,420,408
3,028,000	Datang International Power Generation Co., Ltd.	4,681,572
6,441,024	Denway Motors Ltd.	3,023,007

		11,124,987

	France – 13.9%
224,278	Alcatel-Lucent	3,137,109
118,664	Axa S.A.	5,100,827
36,721	BNP Paribas	4,361,832
97,988	Carrefour S.A.	6,882,040
93,467	Neuf Cegetel (a)	3,656,957
31,735	Schneider Electric S.A.	4,446,317
110,602	STMicroelectronics N.V.	2,131,526
58,117	Suez S.A.	3,322,443
61,046	Total S.A.	4,949,481
111,971	Vivendi S.A.	4,816,717

		42,805,249

	Germany – 6.2%
78,308	Adidas AG	4,949,398
88,512	Commerzbank AG	4,250,366
91,591	SAP AG	4,708,734
36,901	Siemens AG (Registered)	5,310,171

		19,218,669

Shares		Value (Note A1)

	Greece – 1.1%
85,586	Folli-Follie S.A. (Registered)	$3,464,306

	India – 1.0%
63,498	Infosys Technologies Ltd. ADR	3,199,029

	Indonesia – 0.9%
8,259,000	PT Bank Mandiri Tbk	2,855,217

	Italy – 4.7%
138,089	ENI S.p.A.	5,006,726
133,970	Saipem S.p.A.	4,571,093
533,891	UniCredito Italiano S.p.A.	4,768,480

		14,346,299

	Japan – 17.3%
487,000	Bank of Yokohama (The), Ltd.	3,410,837
62,100	Canon, Inc.	3,641,731
162,750	Daiei (The), Inc. (a)	1,718,090
707,000	Isuzu Motors Ltd.	3,822,208
587,000	Joyo Bank	3,647,456
122,200	JS Group Corp.	2,477,486
89,400	Millea Holdings, Inc	3,675,433
14,600	Nintendo Co. Ltd.	5,326,710
148,900	Nomura Holdings, Inc.	2,892,136
220,000	Onward Kashiyama Co. Ltd.	2,808,147
705,000	Osaka Gas Co., Ltd.	2,619,606
89,000	Promise Co., Ltd.	2,745,983
164,000	Shionogi & Co., Ltd.	2,673,226
326,900	Sumitomo Corp.	5,959,888
357,000	Sumitomo Trust & Banking Co., Ltd.	3,400,253
39,300	Takeda Pharmaceutical Co., Ltd.	2,538,835

		53,358,025

	Korea – 3.3%
37,578	Hyundai Motor Co., Ltd.	2,965,135
32,913	Kookmin Bank	2,886,754
6,807	Samsung Electronics Co., Ltd. 144A	4,161,475

		10,013,364

	Mexico – 4.3%
82,133	America Movil SAB de C.V.	5,086,497

The accompanying notes are an integral part of the financial statements.

International Value Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks (continued)
	Mexico (continued)
133,748	Cemex S.A. de C.V. Sponsored ADR (a)	$4,935,301
80,103	Fomento Economico Mexicano SA de CV Sponsored ADR	3,149,650

		13,171,448

	Netherlands – 2.5%
67,080	ING Groep N.V.	2,952,432
92,523	Koninklijke Numico N.V.	4,807,991

		7,760,423

	Russia – 4.1%
101,581	Evraz Group SA GDR 144A	4,174,979
40,606	LUKOIL ADR	3,094,177
11,606	MMC Norilsk Nickel ADR	2,576,532
67,183	OAO Gazprom, Sponsored ADR	2,814,968

		12,660,656

	Singapore – 1.2%
253,600	DBS Group Holdings Ltd.	3,778,525

	Spain – 1.7%
282,891	Banco Santander Central Hispano S.A.	5,200,073

	Switzerland – 5.9%
38,951	CIBA Specialty Chemicals (Registered)	2,530,854
51,939	Credit Suisse Group (Registered)	3,687,204
47,181	Lonza Group AG (Registered)	4,328,890
9,407	Nestle S.A. (Registered)	3,574,409
73,656	Novartis AG (Registered)	4,135,091

		18,256,448

	Taiwan – 1.3%
1,877,886	Taiwan Semiconductor Manufacturing Co., Ltd.	4,021,758

Shares		Value (Note A1)

	Thailand – 0.9%
762,900	Bangkok Bank Public Co., Ltd.	$2,691,832

	United Kingdom – 16.8%
64,216	AstraZeneca plc	3,441,367
253,641	BHP Billiton plc	7,045,811
333,043	British Sky Broadcasting plc	4,269,970
436,103	Cattles plc	3,415,450
204,379	GlaxoSmithKline plc	5,324,041
158,268	HBOS plc	3,113,004
175,375	HSBC Holdings plc	3,206,972
418,778	Man Group plc	5,093,951
892,610	Old Mutual plc	3,007,838
239,843	Royal Bank of Scotland Group plc	3,034,830
989,583	Signet Group plc	2,064,492
225,815	Smith & Nephew plc	2,797,830
1,798,026	Vodafone Group plc	6,024,809

		51,840,365

	Total — Common Stocks
	(Cost $221,732,364)	304,030,923

The accompanying notes are an integral part of the financial statements.

International Value Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Principal Amount		Value (Note A1)

	Short-Term Investment – 1.2%
$3,761,000	Repurchase Agreement with State Street Bank & Trust Company, dated 6/29/07 at 2.500%, to be repurchased at $3,761,784 on 7/2/07, collateralized by $3,130,000 U.S. Treasury Bond 7.250%, due 8/15/22 with a value of $3,842,075 (Cost $3,761,000)	$3,761,000

	TOTAL INVESTMENTS — 99.8%
	(Cost $225,493,364)	307,791,923
	Other Assets and Liabilities (Net) — 0.2%	737,336

	NET ASSETS — 100%	$308,529,259

(a)	Non-Income producing securities.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2007, Rule 144A Securities that have been deemed to be liquid represent $8,336,454, 2.7% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At June 30, 2007, sector diversification of the International Value Fund was as follows:

	% of Net Assets	Market Value
Financials	29.2	$90,256,319
Consumer Discretionary	11.1	33,901,470
Materials	10.0	30,896,078
Information Technology	9.8	30,328,072
Energy	7.8	24,215,461
Consumer Staples	7.3	22,427,883
Industrials	6.9	21,614,270
Health Care	6.7	20,910,390
Telecommunication Services	4.9	14,768,263
Utilities	4.9	14,712,717
Short-Term Investments	1.2	3,761,000

Total Investments	99.8	307,791,923
Other Assets and Liabilities (Net)	0.2	737,336

Net Assets	100.0	$308,529,259

The accompanying notes are an integral part of the financial statements.

PORTFOLIO MANAGEMENT REVIEW

EMERGING MARKETS FUND

Market conditions during the period ended June 30, 2007

Fairly benign global conditions marked the start of the year and emerging markets responded by rising rapidly in the first few weeks of 2007. However, conditions deteriorated early in the year, with rising risk premiums indicating a new bout of risk aversion. The market reacted negatively to news of potential problems in several categories of the housing market in the US, most specifically riskier credits in the sub-prime space, as there was widespread speculation that there would be a contagion effect in other countries. In addition, concerns with the movement of interest rates in certain developed countries, as well as with their currencies, specifically in Japan, also caused investors to seek protection in markets perceived to be safer. After several weeks of correction, the group was able to overcome these issues and recovered from the low levels seen early in March. The combination of several positive factors underpinned the attractiveness of the group. These factors included attractive country fundamentals, stronger currencies, a resilient global economy, stronger commodity prices, and intense corporate activity highlighted by the increasing visibility of private equity deals.

Fund performance during the period ended June 30, 2007

The HIS Emerging Markets Fund (the “Fund”) Institutional Class shares were up 16.61% for the period, underperforming the benchmark MSCI Emerging Markets Index’s (the “Index” or “Benchmark”) 17.75% return over the same period. The Funds’ Advisor Class shares were up 16.51% for the period, underperforming the Benchmark’s 17.75% return. The Fund’s return includes the effect of the Adviser’s reimbursement of the Fund during the period for certain expenses.

Attribution indicates that the stock selection within regions lowered the Fund’s relative return. Stock selection within Korea had the largest negative impact. The Fund’s relative return received a boost from stock selection in Brazil and from the Fund’s overweighting to the Brazilian real. The Fund received a benefit from having different regional weights than the Index and from overweighting regions the Fund outperformed in and underweighting regions where the Fund underperformed. During this period of strong market performance, residual cash had a negative impact on the active return.

Market Outlook

We recognize that valuations versus the developed markets have compressed and emerging markets no longer trade at the noticeable discounts they used to trade in prior years. However, we still see many pockets of value, especially in companies that trade at important discounts against their own history and country markets that still haven’t reached their previous peaks. We would expect these companies and markets to continue to do well, especially as we continue to see important drivers for performance for the emerging group. These drivers include attractive macro economic fundamentals with solid economic growth for the entire group, stronger currencies, generally lower interest rates and contained inflation. In addition, the resilient global economy, together with stronger commodity prices, and intense corporate activity highlighted by the increasing visibility of private equity deals, suggest that emerging markets are still attractive and as such we still believe the environment is positive for the group.

For the Emerging Markets Fund Team

Francisco J. Alzuru, CFA

Managing Director – Emerging Markets Research

Hansberger Global Investors, Inc.

Change in value of a $1,000,000 Investment

in the Emerging Markets Fund vs. MSCI Emerging Markets Index

12/30/96-6/30/07

	Total Return — Institutional Class
Time Period	Emerging Markets Fund	MSCI Emerging Markets Index
Six Months	16.61%	17.75%
One Year	43.77%	45.45%
Average Annual Three Year	34.06%	38.67%
Average Annual Five Year	27.35%	30.66%
Average Annual Ten Year	8.45%	9.40%
Since Inception (12/30/96)	9.22%	10.65%

. . . .    Emerging Markets Fund

——    MSCI EM Index

The above graph compares the Fund’s performance with the MSCI Emerging Markets Index (the “Index”), a broad-based unmanaged index that represents the general performance of equity securities in developing markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund’s shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

Emerging Markets Fund

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks – 97.3%
	Argentina – 2.0%
64,700	Tenaris S.A., ADR	$3,167,712
142,870	Ultrapetrol Bahamas Limited (a)	3,386,019

		6,553,731

	Brazil – 16.7%
271,100	Banco Bradesco S.A.	6,851,283
412,200	Banco do Brasil S.A.	5,959,698
226,524	Companhia Energetica de Minas Gerais	4,933,268
355,300	Companhia Vale Do Rio Doce, Sponsored ADR	13,394,810
1,007,000	Marcopolo S.A.	3,821,275
358,151	NET Servicos de Comunicacao SA (a)	5,941,333
87,800	Petroleo Brasileiro S.A. ADR	10,647,506
103,700	Totvs SA	3,413,123

		54,962,296

	Chile – 1.1%
267,248	Madeco S.A. ADR (a)	3,738,800

	China – 15.5%
384,100	China Mobile (Hong Kong) Ltd.	4,139,921
5,872,000	China Petroleum & Chemical Corp. Class H	6,558,748
2,064,000	Cosco Pacific Ltd.	5,397,341
3,006,000	Datang International Power Generation Co., Ltd.	4,647,558
7,872,400	Denway Motors Ltd.	3,694,804
1,024,000	FU JI Food & Catering Services	3,512,317
12,118,000	Fufeng Group Limited	2,975,568
6,597,000	Industrial & Commercial Bank of China	3,658,544
2,306,000	Lianhua Supermarkets Holdings Ltd., Class H	3,288,252
4,000,000	Peace Mark (Holdings) Ltd.	5,465,277

Shares		Value (Note A1)

	China (continued)
1,154,000	Weichai Power Co., Ltd., Class H	$7,486,779

		50,825,109

	Colombia – 0.8%
77,122	Bancolombia S.A., ADR	2,531,915

	India – 6.1%
373,179	Bharat Forge Limited	2,840,714
169,334	Bharti Airtel Limited (a)	3,478,687
39,687	HDFC Bank Ltd. ADR	3,344,026
123,514	Infosys Technologies Ltd.	5,849,877
86,000	Larsen & Toubro Ltd	4,629,852

		20,143,156

	Indonesia – 2.7%
9,008,500	PT Bank Mandiri Tbk	3,114,326
26,098,000	PT Bank Niaga Tbk	2,366,101
3,686,500	PT United Tractors Tbk	3,369,395

		8,849,822

	Israel – 1.2%
93,400	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,852,750

	Korea – 12.6%
4,859	Amorepacific Corp.	3,848,538
151,620	Daewoo Engineering & Construction Co., Ltd.	4,338,743
39,269	Hyundai Motor Co., Ltd.	3,098,565
51,644	Kookmin Bank ADR	4,530,212
12,950	POSCO	6,217,083
15,335	Samsung Electronics Co., Ltd.	9,375,087
4,928	Shinsegae Co., Ltd.	3,207,145
281,302	Woongjin Thinkbig Co., Ltd. (a)	6,698,754

		41,314,127

	Malaysia – 0.9%
910,000	Bumiputra-Commerce Holdings Bhd	3,083,488

The accompanying notes are an integral part of the financial statements.

Emerging Markets Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks (continued)
	Mexico – 7.3%
83,289	America Movil SAB de C.V.	$5,158,088
102,031	Cemex S.A. de C.V. Sponsored ADR (a)	3,764,944
549,000	Corporacion GEO, S.A. de C.V., Series B (a)	3,015,981
84,330	Fomento Economico Mexicano SA de CV Sponsored ADR	3,315,856
819,426	Gruma S.A., Class B	2,726,743
647,492	Grupo Financiero Banorte S.A.B de C.V.	2,965,511
111,187	Grupo Televisa S.A. ADR	3,069,873

		24,016,996

	Russia – 15.3%
111,714	Evraz Group SA GDR 144A	4,591,446
107,500	LUKOIL ADR	8,191,500
22,900	MMC Norilsk Nickel ADR	5,083,800
61,672	Mobile Telesystems, Sponsored ADR	3,735,473
257,400	OAO Gazprom, Sponsored ADR	10,703,514
130,200	PIK Group, Sponsored GDR (a)	3,255,000
857	Sberbank	3,302,873
140,500	Sistema JSFC Sponsored GDR	3,964,124
282,000	VTB Bank OJSC Sponsored GDR (a)	3,096,360
42,725	Wimm-Bill-Dann Foods, ADR	4,443,827

		50,367,917

	South Africa – 6.2%
74,785	Impala Platinum Holdings Ltd	2,273,628
264,476	Massmart Holdings Limited	3,221,913
269,588	MTN Group Ltd.	3,664,478
119,323	Naspers Limited	3,065,691
1,480,422	Network Healthcare Holdings Ltd.	3,014,250
371,800	Standard Bank Group Ltd.	5,148,008

		20,387,968

	Taiwan – 7.7%
2,301,205	Asustek Computer, Inc.	6,328,774
7,614,544	Chinatrust Financial Holding Co., Ltd.	5,931,249

Shares		Value (Note A1)

	Taiwan (continued)
948,892	President Chain Store Corp.	$2,701,195
4,796,133	Taiwan Semiconductor Manufacturing Co., Ltd.	10,271,596

		25,232,814

	Thailand – 1.2%
1,116,100	Bangkok Bank Public Co., Ltd.	3,938,070

	Total — Common Stocks
	(Cost $217,539,331)	319,798,959

Principal Amount
	Short-Term Investment – 2.0%
	U.S. Government Obligation – 2.0%
$6,735,000	Repurchase Agreement with State Street Bank and Trust Company, dated 06/29/07 at 2.500%, to be repurchased at $6,736,403 on 07/02/07, collateralized by $5,335,000 U.S. Treasury Bond 8.125%, due 05/15/21 with a value of $6,875,481 (Cost $6,735,000)	6,735,000

	TOTAL INVESTMENTS — 99.3%
	(Cost $224,274,331)	326,533,959
	Other Assets and Liabilities (Net) — 0.7%	2,245,760

	NET ASSETS — 100%	$328,779,719

(a)	Non-Income producing securities.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2007, Rule 144A Securities that have been deemed to be liquid represent $4,591,446, 1.4% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Emerging Markets Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

At June 30, 2007, sector diversification of the Emerging Markets Fund was as follows:

	% of Net Assets	Market Value
Financials	19.2	$63,076,664
Consumer Discretionary	12.3	40,403,309
Energy	11.9	39,268,980
Materials	11.7	38,301,279
Industrials	11.0	36,168,204
Information Technology	10.8	35,238,457
Consumer Staples	8.1	26,753,469
Telecommunication Services	7.3	24,140,771
Utilities	2.9	9,580,826
Health Care	2.1	6,867,000
Short-Term Investments	2.0	6,735,000

Total Investments	99.3	326,533,959
Other Assets and Liabilities (Net)	0.7	2,245,760

Net Assets	100.0	$328,779,719

The accompanying notes are an integral part of the financial statements.

PORTFOLIO MANAGEMENT REVIEW

INTERNATIONAL GROWTH FUND

Market conditions during the period ended June 30, 2007

Strong equity market performance continued in the first half of the year despite the fact that interest rates were rising in general. International equity markets rose 12.58% as measured by the MSCI ACWI ex US during the period. Growth style investing overtook Value style investing for the first half of 2007 rising 13.36% versus 11.79% respectively. Considering the regional performance of markets, most major areas were up over double-digit percentages with the exception of Japan which lagged behind considerably, rising a mere 2.89%. There was a greater dispersion of results when looking at the performance of sectors. The best performing sectors were materials (up 26.61%) followed by industrials (up 22.70%) while healthcare trailed rising only 2.02%.

Fund performance during the period ended June 30, 2007

The HIS International Growth Fund (the “Fund”) Institutional Class shares were up 13.14% for the period, outperforming the benchmark MSCI ACWI Ex US’s (the “Index” or “Benchmark”) 12.58% return over the same period. The Funds’ Advisor Class shares were up 12.94% for the period, outperforming the Benchmark’s 12.58% return. The Fund’s Advisor Class return includes the effect of the adviser’s reimbursement of the Fund during the period for certain expenses.

Attribution indicates that the Fund benefited from stock selection within regions. The Fund also received a benefit from overweighting regions the Fund outperformed in and underweighting regions where the Fund underperformed. European stocks held outperformed the European stocks in the Index. Holdings in Denmark, Luxembourg, and Norway had the largest impact. The Fund lost relative performance due to underperformance of its Emerging Markets holdings. Korean and Mexican holdings had the largest negative impact. Holding a different mix of currencies than the benchmark lowered relative performance. An underweighting to the Canadian dollar and an overweighting to the Swiss franc had the largest negative impacts. During this period of strong market performance, residual cash had a negative impact on the active return.

Market Outlook

For the past several years, the macro economic backdrop has been fairly benign, as demonstrated by moderate but consistent growth, relatively low levels of inflation, low interest rates, and robust capital markets. Whether we are at the end of this favorable period is open to debate. However, we believe the storm clouds are building, as seen in elevated asset prices (i.e., real estate as well as capital markets), low pricing of risk (i.e., tight credit spreads etc.), and input price inflation. For example, prices of inputs (labor, energy, metals, land, etc.) are rising, as consistent global demand growth has absorbed excess supply over the last number of years. The medium term supply response has not kept pace with demand due to physical constraints, consolidation of supply industries and other impediments, whether circumstantial or deliberate. Further, the incremental supply of labor, coming from China and India in particular, while still significant in absolute terms, is perhaps having a diminishing marginal deflationary effect on developed countries.

At the same time, markets are reacting to supply constraints on inputs other than labor, such as metals, energy, and even agricultural commodities – the prices of which are all rising. One consequence of tightening input markets has been that central banks and bond markets have repeatedly raised interest rates globally. As both interest rates and equity markets have risen, the valuation of stocks versus bonds has deteriorated from being highly attractive towards being neutral.

Given all of these circumstances, we are beginning to feel more cautious about the economic outlook ahead; yet we continue to believe that our prudent investment approach is sufficiently robust so as to remain consistent with this outlook. Specifically, we seek out strong secular growth industries and high quality companies. At the stock level, we apply disciplined buy and sell criteria and believe that our portfolio construction methodology, which ensures diversification within the mandate, is appropriate for the possibility of increased volatility in markets were that to occur. Offsetting some of the risk to US investors, however, is the continued decline of the US dollar. International equities, as an asset class, represent an effective economic hedge to this trend.

We thank you for the opportunity to discuss our outlook for the international equity markets and for your continued trust and support.

For the International Growth Fund Team

Thomas R. Tibbles, CFA

Chief Investment Officer – Growth Team

Hansberger Global Investors, Inc.

Change in value of a $1,000,000 Investment in the International Growth Fund vs. MSCI ACWI ex U.S. Index 6/23/03-6/30/07

	Total Return — Institutional Class
Time Period	International Growth Fund	MSCI ACWI ex U.S. Index
Six Months	13.14%	12.58%
One Year	32.23%	30.15%
Average Annual Three Year	22.83%	25.03%
Average Annual Since Inception (6/23/03)	23.47%	26.23%

. . . .    International Growth Fund

——    MSCI ACWI ex U.S. Index

The above graph compares the Fund’s performance with the MSCI ACWI ex U.S. (the “Index”), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund’s shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

International Growth Fund

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks – 99.7%
	Australia – 3.7%
199,096	Rio Tinto Ltd.	$16,608,091
352,225	Woodside Petroleum Ltd.	13,616,183

		30,224,274

	Austria – 1.3%
137,452	Erste Bank der oesterreichischen Sparkassen AG	10,713,083

	Brazil – 3.4%
189,769	Banco Itau Holding Financeira SA, ADR	8,433,335
127,444	Companhia de Bebidas das Americas, ADR	8,921,080
88,775	Petroleo Brasileiro S.A. ADR	10,765,744

		28,120,159

	Canada – 4.8%
290,927	Cameco Corp.	14,761,636
380,808	Manulife Financial Corp.	14,211,755
115,645	Suncor Energy, Inc.	10,398,798

		39,372,189

	China – 1.4%
233,453	Focus Media Holding Limited (a)	11,789,377

	Denmark – 2.0%
250,011	Vestas Wind Systems A/S (a)	16,406,275

	France – 5.5%
109,374	Electricite de France	11,821,428
149,196	Iliad S.A.	15,028,137
77,465	LVMH Moet Hennessy Louis Vuitton S.A.	8,913,451
119,989	Total S.A. ADR	9,716,709

		45,479,725

	Germany – 5.2%
163,509	Adidas AG	10,334,464
78,927	RWE AG	8,423,742
248,155	SAP AG ADR	12,673,276
47,935	Wacker Chemie AG	11,289,805

		42,721,287

	Greece – 1.4%
202,694	National Bank of Greece S.A.	11,541,236

	Hong Kong – 3.3%
1,331,100	Esprit Holdings Ltd.	16,912,235

Shares		Value (Note A1)

	Hong Kong (continued)
3,498,000	Foxconn International Holdings Ltd. (a)	$9,977,233

		26,889,468

	India – 2.7%
134,094	HDFC Bank Ltd. ADR	11,298,761
69,907	Infosys Technologies Limited	3,310,939
151,977	Infosys Technologies Ltd. ADR	7,656,601

		22,266,301

	Ireland – 1.4%
545,419	Anglo Irish Bank Corp. plc	11,091,664

	Israel – 1.5%
305,023	Teva Pharmaceutical Industries Ltd. ADR	12,582,199

	Italy – 3.8%
429,143	Saipem S.p.A.	14,642,478
1,897,172	UniCredito Italiano S.p.A.	16,944,708

		31,587,186

	Japan – 13.8%
779,000	NGK Insulators, Ltd.	19,131,506
143,300	Nidec Corp.	8,407,262
259,000	Nitto Denko Corp.	13,054,492
47,630	Orix Corp.	12,554,651
454,000	Sharp Corp.	8,606,699
114,800	SMC Corp.	15,259,719
1,189	Sumitomo Mitsui Financial Group, Inc.	11,084,336
241,500	Toyota Motor Corp.	15,230,531
94,600	Yamada Denki Co., Ltd.	9,879,765

		113,208,961

	Korea – 2.3%
109,487	Hyundai Motor Co., Ltd.	8,639,196
31,836	Samsung Electronics Co., Ltd. GDR, 144A	9,853,242

		18,492,438

	Luxembourg – 2.0%
176,516	Millicom International Cellular S.A. (a)	16,175,926

	Mexico – 1.1%
244,408	Wal-Mart De Mexico S.A. de C.V. ADR	9,285,378

The accompanying notes are an integral part of the financial statements.

International Growth Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks (continued)
	Netherlands – 1.3%
254,365	Koninklijke (Royal) Philips Electronics NV	$10,764,727

	Norway – 1.7%
355,548	Renewable Energy Corp AS (a)	13,769,804

	Singapore – 1.2%
1,211,000	Keppel Corp. Ltd.	9,906,635

	Spain – 4.9%
632,188	Banco Bilbao Vizcaya Argentaria S.A.	15,460,033
627,555	Banco Santander Central Hispano S.A.	11,535,652
613,655	Telefonica S.A.	13,656,261

		40,651,946

	Switzerland – 12.6%
661,458	ABB Ltd. (Registered)	14,914,402
109,507	Holcim Ltd. (Registered)	11,826,487
26,759	Nestle S.A. (Registered)	10,167,706
295,969	Novartis AG (Registered)	16,615,871
84,950	Roche Holding AG (Registered)	15,051,987
55,769	Syngenta AG (Registered)	10,872,202
71,810	Synthes, Inc. (Registered)	8,609,336
253,473	UBS AG (Registered)	15,158,774

		103,216,765

	Taiwan – 1.2%
895,919	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	9,971,583

	United Kingdom – 14.7%
4,283,883	ARM Holdings plc	12,531,499
699,951	Autonomy Corporation plc (a)	10,040,110
970,005	Barclays plc	13,495,501
702,282	British Sky Broadcasting plc	9,004,011
177,045	Carnival plc	8,461,242
1,362,864	Michael Page International plc	14,318,106
508,529	Northern Rock plc	8,799,132
1,151,677	Prudential plc	16,393,206

Shares		Value (Note A1)

	United Kingdom (continued)
161,447	Reckitt Benckiser plc	$8,838,448
831,532	Smith & Nephew plc	10,302,614
1,057,212	Tesco plc	8,845,320

		121,029,189

	United States – 1.5%
152,869	iShares MSCI EAFE Index Fund	12,350,287

	Total — Common Stocks
	(Cost $689,139,297)	819,608,062

Principal Amount
	Short-Term Investment – 0.7%
$5,747,000	Repurchase Agreement with State Street Bank & Trust Company, dated 06/29/07 at 2.500%, to be repurchased at $5,748,197 on 07/02/07, collateralized by $4,780,000 U.S. Treasury Bond 7.250%, due 08/15/22 with a value of $5,867,450 (Cost $5,747,000)	5,747,000

	TOTAL INVESTMENTS — 100.4%
	(Cost $694,886,297)	825,355,062
	Other Assets and Liabilities (Net) — (0.4)%	(3,451,475)

	NET ASSETS — 100%	$821,903,587

(a)	Non-Income producing securities.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2007, Rule 144A Securities that have been deemed to be liquid represent $9,853,242, 1.2% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

International Growth Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

At June 30, 2007, sector diversification of the International Growth Fund was as follows:

	% of Net Assets	Market Value
Financials	24.5	$201,066,114
Consumer Discretionary	14.5	118,535,698
Industrials	12.6	103,706,447
Information Technology	10.1	84,421,745
Energy	9.1	73,901,548
Materials	7.8	63,651,077
Health Care	7.7	63,162,007
Consumer Staples	5.6	46,057,932
Telecommunication Services	5.4	44,860,324
Utilities	2.4	20,245,170
Short-Term Investments	0.7	5,747,000

Total Investments	100.4	825,355,062
Other Assets and Liabilities (Net)	(0.4)	(3,451,475)

Net Assets	100.0	$821,903,587

The accompanying notes are an integral part of the financial statements.

PORTFOLIO MANAGEMENT REVIEW

INTERNATIONAL CORE FUND

Market conditions during the period ended June 30, 2007

Equity markets yielded solid returns during the first half of 2007 despite being faced with rising interest rates across the globe and fears of contagion from the weakening sub-prime US mortgage market. The MSCI All Country World Index, a widely used benchmark for global equities, closed up 10.2%; whereas, the MSCI ACWI ex US closed up 12.58%.

All developed European markets recorded positive performance, notwithstanding increases in interest rates. The Eurozone enjoyed upgrades in expected GDP growth and corporate profits, while the UK economy seemed to benefit from strong domestic demand, especially in gross fixed investments. Among the largest markets, the UK was up 10.8%; France, 13.6%; and Germany, 24.7%. However, the best performing market in Europe was Finland, which was up 28.8% due to strong returns from Nokia, which makes up almost 50% of the market. Financials detracted from the performance of the Irish market, which only returned 2.9% for the six months. In addition to good local returns, US investors benefited from the weakening of the dollar versus the euro and the British pound, as the dollar fell 2.4% and 2.5% versus the euro and the pound, respectively. For the first half of 2007, the MSCI Developed European Index was up 12.9%.

The MSCI Pacific Index underperformed the rest of the developed markets due to the weak performance of Japan, which comprises about 70% of the regional index. Japan reported tepid GDP growth of 2.4% for the first calendar quarter of 2007 amid continuing weak machinery orders. In yen terms, the market was up 6.6% for the first half. The persistence of low interest rates and unwinding of yen-funded carry trades were cited for the weakness of the yen, which resulted in a US dollar performance for Japan of 2.9%. The remaining Pacific markets of Australia, Hong Kong, New Zealand and Singapore reported better performance of 21.2%, 6.3%, 14.6%, and 21.9%, respectively and raised the return of the Pacific Index to 7.0%.

In general, emerging markets performed extremely well, although the performance of the major constituents was disparate. The Morgan Stanley Latin America index was up 27.1% led by the resource rich markets of Brazil, up 31.6% and the rich smaller Peruvian market, which was up 67.1%. The uneasy Russian investment environment led that market to return a negative 2.5% for the half and the MSCI EM Eastern Europe Index was up a meager 3.5%. In total, the MSCI Emerging Market Index was up 17.8%.

There was a greater dispersion of results when looking at the performance of sectors. The best performing sectors were materials (up 26.61%), followed by industrials (up 22.70%), while healthcare trailed, rising only 2.02%.

Fund performance during the period ended June 30, 2007

The HIS International Core Fund (the “Fund”) Institutional Class shares were up 12.43% for the period, underperforming the benchmark MSCI ACWI Ex US’s (the “Index” or “Benchmark”) 12.58% return over the same period. The Fund’s Advisor Class shares were up 12.37% for the period, underperforming the Benchmark’s 12.58% return over the same period. The Fund’s return includes the effect of the adviser’s reimbursement of the Fund during the period for expenses.

Attribution by region indicates that the stock selection within regions helped the relative performance. Holding a different mix of currencies than the benchmark lowered relative performance. A -2.5% average underweighting to the Canadian dollar had the largest negative impact. During this period of strong market performance, residual cash had a negative impact on the active return.

Market Outlook

In general, the macro economic backdrop has been fairly benign for the past several years, as demonstrated by moderate but consistent growth, relatively low levels of inflation, low interest rates, and robust capital markets. Whether we are at the end of this favorable period is open to debate. However, we have observed some signs that this environment could be changing. For example, the world has seen elevated asset prices (i.e., real estate as well as capital markets), lower pricing of risk (i.e., tight credit spreads etc.), and price inflation in inputs such as labor, energy, metals, and land, as consistent global demand growth has absorbed excess supply over the last number of years. The medium term supply response has not kept pace with demand due to physical constraints, consolidation of supply industries and other impediments, whether circumstantial or deliberate. Further, the incremental supply of labor, coming from China and India in particular, while still significant in absolute terms, is perhaps having a diminishing marginal deflationary effect on developed countries. One consequence of tightening input markets has been that central banks and bond markets have repeatedly raised interest rates globally. As both interest rates and equity markets have risen, the valuation of stocks versus bonds has deteriorated from being highly attractive towards being neutral.

We thank you for the opportunity to discuss our outlook for the international equity markets and for your continued trust and support.

For the International Core Fund Team

Lauretta A. (“Retz”) Reeves, CFA

Co-Chief Investment Officer – Value Team

Hansberger Global Investors, Inc.

Thomas R. Tibbles, CFA

Chief Investment Officer – Growth Team

Hansberger Global Investors, Inc.

Neil E. Riddles, CFA

International Core Team Member

Hansberger Global Investors, Inc.

Change in value of a $1,000,000 Investment in the

International Core Fund vs. MSCI ACWI ex U.S. Index

9/13/05-6/30/07

	Total Return — Institutional Class
Time Period	International Core Fund	MSCI ACWI ex U.S. Index
Six Months	12.43%	12.58%
One Year	29.48%	30.15%
Average Annual Since Inception (9/13/05)	25.21%	26.68%

. . . .    International Core Fund

——    MSCI ACWI ex U.S. Index

The above graph compares the Fund’s performance with the MSCI ACWI ex U.S. (the “Index”), a broad-based unmanaged index that represents the general performance of international equity markets. Total returns for the Fund and the Index include reinvestment of all dividends and capital gains. For the periods above, the Fund limited expenses, without which total returns for the Fund would have been lower. Dividends in the Index are reinvested gross of withholding taxes. The Index is float weighted. The Index does not include commissions or fees that an investor purchasing the securities in the Index would pay. Past performance is no guarantee of future results, and the investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Additionally, the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund’s shares. Although the investment characteristics of the Index are similar to those of the Fund, the securities owned by the Fund and those comprising the Index are likely to be different, and any securities that the Fund and the Index have in common are likely to have different weightings in the respective portfolios. Investors cannot invest directly in the Index.

International Core Fund

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks – 97.7%
	Australia – 2.6%
8,367	Rio Tinto Ltd.	$697,954
23,455	Westpac Banking Corp.	509,318
14,795	Woodside Petroleum Ltd	571,940

		1,779,212

	Austria – 0.6%
5,673	Erste Bank der oesterreichischen Sparkassen AG	442,157

	Brazil – 3.8%
8,019	Banco Itau Holding Financeira SA, ADR	356,364
5,385	Companhia de Bebidas das Americas, ADR	376,950
19,800	Cia Energetica de Minas Gerais ADR	417,780
16,500	Companhia Vale Do Rio Doce, Sponsored ADR	622,050
7,162	Petroleo Brasileiro S.A. ADR	868,536

		2,641,680

	Canada – 3.5%
12,265	Cameco Corp.	622,326
6,748	IGM Financial, Inc	327,945
9,000	Loblaw Cos. Ltd	438,911
15,800	Manulife Financial Corp.	589,656
4,805	Suncor Energy, Inc.	432,066

		2,410,904

	China – 2.5%
144,000	Cosco Pacific Ltd.	376,559
350,000	Datang International Power Generation Co., Ltd.	541,133
656,000	Denway Motors Ltd.	307,884
9,800	Focus Media Holding Limited (a)	494,900

		1,720,476

	Denmark – 1.0%
10,475	Vestas Wind Systems A/S (a)	687,393

	France – 9.4%
24,740	Alcatel-Lucent	346,053
13,271	Axa S.A.	570,460
3,121	BNP Paribas	370,722
10,809	Carrefour S.A.	759,154
4,590	Electricite de France	496,099

Shares		Value (Note A1)

	France (continued)
6,258	Iliad S.A.	$630,352
3,083	LVMH Moet Hennessy Louis Vuitton S.A.	354,743
10,258	Neuf Cegetel (a)	401,351
3,480	Schneider Electric S.A.	487,575
12,149	STMicroelectronics N.V.	234,136
6,859	Suez S.A.	392,117
11,300	Total S.A. ADR	915,074
12,280	Vivendi S.A.	528,255

		6,486,091

	Germany – 5.6%
15,665	Adidas AG	990,094
11,205	Commerzbank AG	538,067
3,153	RWE AG	336,514
19,886	SAP AG ADR	1,015,578
3,469	Siemens AG (Registered)	499,200
2,014	Wacker Chemie AG	474,344

		3,853,797

	Greece – 1.3%
9,502	Folli-Follie S.A. (Registered)	384,617
8,479	National Bank of Greece S.A.	482,788

		867,405

	Hong Kong – 1.6%
56,000	Esprit Holdings Ltd.	711,506
146,000	Foxconn International Holdings Ltd. (a)	416,431

		1,127,937

	India – 1.9%
5,500	HDFC Bank Ltd. ADR	463,430
1,300	Infosys Technologies Ltd.	61,571
15,291	Infosys Technologies Ltd. ADR	770,360

		1,295,361

	Indonesia – 0.5%
907,000	PT Bank Mandiri Tbk	313,559

	Ireland – 0.7%
22,878	Anglo Irish Bank Corp. plc	465,248

	Israel – 0.8%
12,724	Teva Pharmaceutical Industries Ltd. ADR	524,865

	Italy – 4.2%
14,500	ENI S.p.A.	525,730

The accompanying notes are an integral part of the financial statements.

International Core Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks (continued)
	Italy (continued)
32,783	Saipem S.p.A.	$1,118,565
138,500	UniCredito Italiano S.p.A.	1,237,021

		2,881,316

	Japan – 15.4%
53,000	Bank of Yokohama (The), Ltd.	371,200
6,800	Canon, Inc.	398,772
17,900	Daiei (The), Inc. (a)	188,964
77,000	Isuzu Motors Ltd.	416,280
64,000	Joyo Bank	397,678
15,200	JS Group Corp.	308,165
9,800	Millea Holdings, Inc.	402,900
33,000	NGK Insulators, Ltd.	810,449
6,100	Nidec Corp.	357,881
1,600	Nintendo Co. Ltd.	583,749
10,800	Nitto Denko Corp.	544,357
16,300	Nomura Holdings, Inc.	316,601
24,000	Onward Kashiyama Co., Ltd.	306,343
1,970	Orix Corp.	519,267
78,000	Osaka Gas Co., Ltd.	289,829
9,800	Promise Co., Ltd.	302,367
19,000	Sharp Corp.	360,192
18,000	Shionogi & Co., Ltd.	293,403
4,800	SMC Corp.	638,037
35,900	Sumitomo Corp.	654,512
50	Sumitomo Mitsui Financial Group, Inc.	466,120
39,000	Sumitomo Trust & Banking Co., Ltd.	371,456
4,400	Takeda Pharmaceutical Co., Ltd.	284,246
10,100	Toyota Motor Corp.	636,970
4,000	Yamada Denki Co., Ltd.	417,749

		10,637,487

	Korea – 2.7%
8,545	Hyundai Motor Co., Ltd.	674,253
3,700	Kookmin Bank ADR	324,564
2,881	Samsung Electronics Co., Ltd. GDR, 144A	891,669

		1,890,486

	Luxembourg – 1.0%
7,700	Millicom International Cellular S.A. (a)	705,628

	Mexico – 2.7%
9,059	America Movil SAB de C.V.	561,024

Shares		Value (Note A1)

	Mexico (continued)
14,741	Cemex S.A. de C.V. Sponsored ADR (a)	$543,943
8,700	Fomento Economico Mexicano SA de CV Sponsored ADR	342,084
10,343	Wal-Mart De Mexico S.A. de C.V. ADR	392,944

		1,839,995

	Netherlands – 1.9%
7,339	ING Groep N.V.	323,016
10,700	Koninklijke (Royal) Philips Electronics NV	452,824
10,154	Koninklijke Numico N.V.	527,656

		1,303,496

	Norway – 0.8%
14,900	Renewable Energy Corp AS (a)	577,053

	Russia – 2.0%
11,091	Evraz Group SA GDR 144A	455,840
4,453	LUKOIL ADR	339,319
1,273	MMC Norilsk Nickel ADR	282,606
7,400	OAO Gazprom, Sponsored ADR	310,060

		1,387,825

	Singapore – 1.2%
27,000	DBS Group Holdings Ltd.	402,288
51,000	Keppel Corp. Ltd.	417,207

		819,495

	Spain – 3.3%
26,585	Banco Bilbao Vizcaya Argentaria S.A.	650,131
58,002	Banco Santander Central Hispano S.A.	1,066,187
25,750	Telefonica S.A.	573,040

		2,289,358

	Switzerland – 9.4%
27,800	ABB Ltd. (Registered)	626,828
4,380	CIBA Specialty Chemicals (Registered)	284,592
6,066	Credit Suisse Group (Registered)	430,632
4,560	Holcim Ltd. (Registered)	492,469
4,930	Lonza Group AG (Registered)	452,331
2,142	Nestle S.A. (Registered)	813,903

The accompanying notes are an integral part of the financial statements.

International Core Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

Shares		Value (Note A1)

	Common Stocks (continued)
	Switzerland (continued)
22,571	Novartis AG (Registered)	$1,267,149
3,568	Roche Holding AG (Registered)	632,201
2,333	Syngenta AG (Registered)	454,820
2,993	Synthes, Inc. (Registered)	358,832
10,650	UBS AG (Registered)	636,915

		6,450,672

	Taiwan – 1.2%
76,775	Taiwan Semiconductor Manufacturing Co., Ltd.	854,505

	Thailand – 0.4%
83,400	Bangkok Bank Public Co., Ltd.	294,270

	United Kingdom – 15.7%
180,068	ARM Holdings plc	526,747
7,000	AstraZeneca plc	375,133
29,204	Autonomy Corporation plc (a)	418,903
40,672	Barclays plc	565,862
27,708	BHP Billiton plc	769,691
65,696	British Sky Broadcasting plc	842,293
7,430	Carnival plc	355,091
48,038	Cattles plc	376,222
21,362	GlaxoSmithKline plc	556,477
16,464	HBOS plc	323,834
20,800	HSBC Holdings plc	380,356
49,156	Man Group plc	597,926
57,294	Michael Page International plc	601,925
21,391	Northern Rock plc	370,131
98,576	Old Mutual plc	332,173
48,176	Prudential plc	685,747
6,781	Reckitt Benckiser plc	371,227
26,927	Royal Bank of Scotland Group plc	340,718
133,400	Signet Group plc	278,302
59,105	Smith & Nephew plc	732,306
43,570	Tesco plc	364,535
20,012	Vodafone Group plc, ADR	673,004

		10,838,603

	Total — Common Stocks
	(Cost $53,550,167)	67,386,274

Principal Amount		Value (Note A1)
	Short-Term Investment – 2.1%
$1,432,000	Repurchase Agreement with State Street Bank & Trust Company, dated 06/29/07 at 2.500%, to be repurchased at $1,432,298 on 07/02/07, collateralized by $1,195,000 U.S. Treasury Bond 7.250%, due 08/15/22 with a value of $1,466,863 (Cost $1,432,000)	1,432,000

	TOTAL INVESTMENTS — 99.8%
	(Cost $54,982,167)	68,818,274
	Other Assets and Liabilities (Net) — 0.2%	142,768

	NET ASSETS — 100%	$68,961,042

(a)	Non-Income producing securities.
144A	Security issued in a transaction exempt from registration under Rule 144A (“Rule 144A Security”) of the Securities Act of 1933, as amended (the “Securities Act”) that has been deemed by Hansberger Global Investors, Inc. to be liquid. These types of securities are subject to restrictions on resale and may only be resold upon registration under the Securities Act or in transactions exempt from registration, including sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered. At June 30, 2007, Rule 144A Securities that have been deemed to be liquid represent $1,347,509, 2.0% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

International Core Fund (continued)

Portfolio of Investments

June 30, 2007 (Unaudited)

At June 30, 2007, sector diversification of the International Core Fund was as follows:

	% of Net Assets	Market Value
Financials	26.0	$17,915,296
Consumer Discretionary	12.6	8,701,260
Information Technology	10.0	6,876,355
Industrials	9.7	6,684,903
Materials	8.8	6,074,997
Energy	8.3	5,703,616
Health Care	7.3	5,024,612
Consumer Staples	6.3	4,387,364
Telecommunication Services	5.1	3,544,399
Utilities	3.6	2,473,472
Short-Term Investments	2.1	1,432,000

Total Investments	99.8	68,818,274
Other Assets and Liabilities (Net)	0.2	142,768

Net Assets	100.0	$68,961,042

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

	International Value Fund	Emerging Markets Fund	International Growth Fund	International Core Fund
ASSETS:
Investments, at Value (Note A1)	$307,791,923	$326,533,959	$825,355,062	$68,818,274
Foreign Currency, at Value	225,264	4,692,538	128,839	29,212
Cash	509	883	8,959	612
Investment Securities Sold	403,964	—	1,636,425	112,637
Dividends and Interest Receivable	899,914	1,097,398	808,193	131,833
Receivable for Fund Shares Sold	14,862	—	—	—
Foreign Withholding Tax Reclaim Receivable	298,973	39,547	569,192	54,964
Prepaid Expenses	17,539	58,736	41,081	12,391

Total Assets	309,652,948	332,423,061	828,547,751	69,159,923

LIABILITIES:
Investment Securities Purchased	878,547	3,205,642	5,151,102	131,074
Payable for Fund shares repurchased	—	—	900,000	—
Investment Advisory Fees Payable (Note B)	186,366	245,140	485,397	36,554
Professional Fees Payable	47,490	57,877	71,756	28,997
Administration Fees Payable (Note C)	6,694	6,616	11,699	1,246
Custodian Fees Payable (Note D)	4,592	39,351	24,210	1,010
Deferred Foreign Taxes Payable	—	88,716	—	—

Total Liabilities	1,123,689	3,643,342	6,644,164	198,881

Net Assets	$308,529,259	$328,779,719	$821,903,587	$68,961,042

NET ASSETS CONSIST OF:
Paid-in Capital	$209,138,427	$191,840,238	$656,513,750	$52,507,379
Undistributed Net Investment Income	362,531	1,322,875	3,602,742	157,652
Undistributed Net Realized Gain	16,721,994	33,392,287	31,315,787	2,458,662
Unrealized Appreciation on Investments and Foreign Currency Translations	82,306,307	102,224,319	130,471,308	13,837,349

Net Assets	$308,529,259	$328,779,719	$821,903,587	$68,961,042

COMPUTATION OF NET ASSET VALUE PER SHARE:
Institutional Class Shares:
Net Assets	$300,765,455	$328,778,053	$820,447,517	$68,255,986

Shares of Benefitial Interest Outstanding (indefinite number of shares, no par value)	20,956,925	34,953,647	39,298,403	4,939,250

Net Asset Value Per Share	$14.35	$9.41	$20.88	$13.82

Advisor Class Shares:
Net Assets	$7,763,804	$1,666	$1,456,070	$705,056

Shares of Benefitial Interest Outstanding (indefinite number of shares, no par value)	542,064	178	69,968	51,140

Net Asset Value Per Share	$14.32	$9.39	$20.81	$13.79

Investments, at Cost	$225,493,364	$224,274,331	$694,886,297	$54,982,167

Foreign Currency, at Cost	$224,903	$4,703,520	$128,839	$29,212

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Period Ended June 30, 2007 (Unaudited)

	International Value Fund	Emerging Markets Fund	International Growth Fund	International Core Fund
Investment Income:
Dividends	$5,412,591	$3,448,133	$8,906,088	$970,972
Interest	41,295	66,164	97,018	9,975
Less: Foreign Taxes Withheld	(526,890)	(324,466)	(888,580)	(94,806)

Total Income	4,926,996	3,189,831	8,114,526	886,141

Expenses:
Investment Advisory Fees (Note B)	1,120,403	1,492,156	2,513,409	238,374
Administration Fees (Note C)	33,543	28,299	74,842	9,888
Custodian Fees (Note D)	75,859	246,278	159,961	31,556
Professional Fees	75,151	86,551	135,311	34,556
Registration and Filing Fees	13,442	13,614	34,982	9,293
Trustees’ Fees and Expenses (Note G)	12,010	12,592	20,074	6,868
Shareholder Reports Expenses	4,711	5,488	8,637	896
Transfer Agent Fees (Note E):
Institutional Class	9,375	11,482	10,269	7,646
Advisor Class	21,586	7,663	7,618	7,372
Miscellaneous Expenses	39,341	28,770	60,432	3,847

Total Expenses	1,405,421	1,932,893	3,025,535	350,296
Expenses reimbursed by Advisor (Note B and E)	(14,310)	(67,698)	(5,624)	(31,984)

Net Expenses	1,391,111	1,865,195	3,019,911	318,312

Net Investment Income	3,535,885	1,324,636	5,094,615	567,829

Net Realized Gain (Loss):
Security Transactions (a)	16,891,452	33,743,762	32,476,644	2,501,451
Foreign currency transactions	(93,899)	(28,125)	(429,953)	(17,718)

Net Realized Gain	16,797,553	33,715,637	32,046,691	2,483,733

Change in Net Unrealized Appreciation (Depreciation) on:
Investments	13,892,073	10,834,116	50,800,528	4,503,552
Translation of Other Assets and Liabilities Denominated in Foreign Currency	(4,612)	2,140	5,493	64

Net in Unrealized Appreciation during the period	13,887,461	10,836,256	50,806,021	4,503,616

Net Realized Gain and Unrealized Appreciation	30,685,014	44,551,893	82,852,712	6,987,349

Net Increase in Net Assets Resulting from Operations	$34,220,899	$45,876,529	$87,947,327	$7,555,178

(a)	Net of foreign capital gains taxes paid of $458,421 for Emerging Markets Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	International Value Fund
	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,535,885	$4,235,492
Net Realized Gain	16,797,553	41,588,995
Net Unrealized Appreciation (Depreciation)	13,887,461	12,076,761

Net Increase in Net Assets Resulting from Operations	34,220,899	57,901,248

Distributions:
Institutional Class:
Net Investment Income	(1,161,293)	(5,983,027)
Net Realized Gain	(2,026,042)	(61,444,275)
Advisor Class:
Net Investment Income	(29,974)	(104,297)
Net Realized Gain	(52,293)	(895,137)

Total Distributions	(3,269,602)	(68,426,736)

Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold	—	1,286,334
Net Asset Value on Reinvestment of Distributions	3,132,923	66,948,078
Cost of Shares Redeemed	(16,665,433)	(21,023,149)
Advisor Class:
Proceeds from Shares Sold	3,039,637	4,519,268
Net Asset Value on Reinvestment of Distributions	82,267	996,001
Cost of Shares Redeemed	(1,169,101)	(341,010)

Increase (Decrease) in Net Assets from Capital Share Transactions	(11,579,707)	52,385,522

Net Increase (Decrease) in Net Assets	19,371,590	41,860,034
Net Assets:
Beginning of Year	289,157,669	247,297,635

End of Year	$308,529,259	$289,157,669

Undistributed Net Investment Income and Overdistributed Net Investment Income, respectively	$362,531	$(1,982,087)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Emerging Markets Fund
	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,324,636	$6,424,852
Net Realized Gain	33,715,637	85,947,272
Net Unrealized Appreciation (Depreciation)	10,836,256	(17,945,266)

Net Increase in Net Assets Resulting from Operations	45,876,529	74,426,858

Distributions:
Institutional Class:
Net Investment Income	(40,602)	(5,995,249)
Net Realized Gain	(8,634,724)	(88,079,353)
Advisor Class:
Net Investment Income	—	(27)
Net Realized Gain	(44)	(398)

Total Distributions	(8,675,370)	(94,075,027)

Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold	1,942,200	1,783,915
Net Asset Value on Reinvestment of Distributions	8,659,117	92,668,973
Cost of Shares Redeemed	(26,466,353)	(95,104,907)
Advisor Class:
Proceeds from Shares Sold	—	—
Net Asset Value on Reinvestment of Distributions	44	425
Cost of Shares Redeemed	—	—
Transaction Fees	—	75

Increase (Decrease) in Net Assets from Capital Share Transactions	(15,864,992)	(651,519)

Net Increase (Decrease) in Net Assets	21,336,167	(20,299,688)
Net Assets:
Beginning of Year	307,443,552	327,743,240

End of Year	$328,779,719	$307,443,552

Undistributed Net Investment Income	$1,322,875	$38,841

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	International Growth Fund
	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,094,615	$3,037,900
Net Realized Gain	32,046,691	28,288,104
Net Unrealized Appreciation (Depreciation)	50,806,021	55,737,578

Net Increase in Net Assets Resulting from Operations	87,947,327	87,063,582

Distributions:
Institutional Class:
Net Investment Income	(175,331)	(4,677,202)
Net Realized Gain	(5,707,993)	(22,622,855)
Advisor Class:
Net Investment Income	(312)	(6,144)
Net Realized Gain	(10,176)	(31,250)

Total Distributions	(5,893,812)	(27,337,451)

Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold	185,685,410	289,618,377
Net Asset Value on Reinvestment of Distributions	5,848,568	26,053,607
Cost of Shares Redeemed	(20,656,488)	(15,973,719)
Advisor Class:
Proceeds from Shares Sold	975,000	500,000
Net Asset Value on Reinvestment of Distributions	10,488	37,394
Cost of Shares Redeemed	(500,000)	—
Transaction Fees	—	1,090

Increase (Decrease) in Net Assets from Capital Share Transactions	171,362,978	300,236,749

Net Increase (Decrease) in Net Assets	253,416,493	359,962,880
Net Assets:
Beginning of Year	568,487,094	208,524,214

End of Year	$821,903,587	$568,487,094

Undistributed Net Investment Income and Overdistributed Net Investment Income, respectively	$3,602,742	$(1,316,231)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	International Core Fund
	Period Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$567,829	$523,598
Net Realized Gain	2,483,733	3,777,127
Net Unrealized Appreciation (Depreciation)	4,503,616	6,781,212

Net Increase in Net Assets Resulting from Operations	7,555,178	11,081,937

Distributions:
Institutional Class:
Net Investment Income	(157,727)	(840,099)
Net Realized Gain	(1,024,499)	(2,684,838)
Advisor Class:
Net Investment Income	(1,633)	(6,655)
Net Realized Gain	(10,607)	(26,680)

Total Distributions	(1,194,466)	(3,558,272)

Capital Share Transactions (Note I):
Institutional Class:
Proceeds from Shares Sold	600,000	14,000,000
Net Asset Value on Reinvestment of Distributions	1,182,226	3,524,937
Cost of Shares Redeemed	—	(4,000,000)
Advisor Class:
Proceeds from Shares Sold	21,449	572,500
Net Asset Value on Reinvestment of Distributions	12,240	33,335
Cost of Shares Redeemed	—	(22,270)

Increase (Decrease) in Net Assets from Capital Share Transactions	1,815,915	14,108,502

Net Increase (Decrease) in Net Assets	8,176,627	21,632,167
Net Assets:
Beginning of Year	60,784,415	39,152,248

End of Year	$68,961,042	$60,784,415

Undistributed Net Investment Income and Overdistributed Net Investment Income, respectively	$157,652	$(250,817)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Value Fund - Institutional Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006		Year Ended December 31, 2005		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$12.95		$13.58		$11.82		$10.28	$7.37	$8.56

Income from Investment Operations:
Net Investment Income	0.16	#	0.23	#	0.20	#	0.17	0.19	0.10
Net Realized and Unrealized Gain (Loss)	1.40		2.88		1.80		1.53	2.89	(1.16)

Total from Investment Operations	1.56		3.11		2.00		1.70	3.08	(1.06)

Less Distributions from:
Net Investment Income	(0.06)		(0.32)		(0.27)		(0.17)	(0.18)	(0.13)
Capital Gains	(0.10)		(3.42)		—		—	—	—

Total Distributions	(0.16)		(3.74)		(0.27)		(0.17)	(0.18)	(0.13)
Transaction Fees***	—		—		0.03		0.01	0.01	0.00 †

Net Asset Value, End of Period	$14.35		$12.95		$13.58		$11.82	$10.28	$7.37

Total Return	12.00	%**	24.40	%(c)	17.15%		16.62%	42.10%	(12.46)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$300,765		$284,022		$246,919		$288,995	$256,564	$206,697
Ratio of Expenses to Average Net Assets (1)	0.93	%*	0.99	%(b)	1.00	%(a)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (1)	2.37	%*	1.60%		1.62	%(a)	1.44%	1.97%	1.32%
Portfolio Turnover Rate	22	%**	46%		37%		36%	43%	33%
(1) Before voluntary expense limitation during the period:
Ratio of Expenses to Average Net Assets	N/A		N/A		1.03%		1.04%	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	N/A		N/A		1.59%		1.40%	1.93%	1.28%

*	Annualized.
**	Not annualized.
***	Per share amounts have been calculated based on average shares outstanding during the period for transaction fees. Prior to September 1, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective May 1, 2002, the purchase fee has been discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
†	Per share amount is less than $0.01.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Institutional Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 0.02% for 2005 of the average net assets of the Class.
(b)	Ratios of expenses to average net assets are inclusive of recaptured expenses. If the Adviser had not recaptured expenses the Fund’s expense ratio would have been 0.98%.
(c)	If the Adviser had not recaptured expenses, the total return would have increased by less than 0.00%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Value Fund - Advisor Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	For the Period September 13, 2005† to December 31, 2005
Net Asset Value, Beginning of Period	$12.94		$13.58	$12.84

Income from Investment Operations:
Net Investment Income (Loss) #	0.15		0.15	0.02
Net Realized and Unrealized Gain	1.39		2.94	0.97

Total from Investment Operations	1.54		3.09	0.99

Less Distributions from:
Net Investment Income	(0.06)		(0.31)	(0.25)
Capital Gains	(0.10)		(3.42)	—

Total Distributions	(0.16)		(3.73)	(0.25)

Net Asset Value, End of Period	$14.32		$12.94	$13.58

Total Return	11.86	%**	24.23%	7.72	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$7,764		$5,135	$378
Ratio of Expenses to Average Net Assets (a)	1.15	%*	1.15%	1.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (a)	2.25	%*	1.07%	0.66	%*
Portfolio Turnover Rate	22	%**	46%	37	%**

*	Annualized.
**	Not annualized.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Advisor Class of shares reflect a reduction (annualized for periods less than one year) of an amount of .44%, 1.44% and 16.08% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	Emerging Markets Fund - Institutional Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006		Year Ended December 31, 2005		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002
Net Asset Value, Beginning of Period	$8.30		$9.21		$10.05		$10.40	$6.80	$6.94
Income from Investment Operations:
Net Investment Income	0.04	#	0.19	#	0.16	#	0.15	0.11	0.04
Net Realized and Unrealized Gain (Loss)	1.33		2.29		2.73		1.95	3.60	(0.14)

Total from Investment Operations	1.37		2.48		2.89		2.10	3.71	(0.10)

Less Distributions from:
Net Investment Income	—	†	(0.22)		(0.21)		(0.14)	(0.11)	(0.04)
Capital Gains	(0.26)		(3.17)		(3.63)		(2.33)	—	—

Total Distributions	(0.26)		(3.39)		(3.84)		(2.47)	(0.11)	(0.04)
Transaction Fees***	—	†	(0.00)		0.11		0.02	0.00 †	0.00 †

Net Asset Value, End of Period	$9.41		$8.30		$9.21		$10.05	$10.40	$6.80

Total Return	16.61	%**	27.77%		30.97%		20.65%	54.61%	(1.46)%
Ratios and Supplemental Data:
Net Assets, End of Period (in Millions)	$328,778		$307,442		$327,742		$432,527	$534,538	$313,064
Ratio of Expenses to Average Net Assets (1)	1.25	%*(a)	1.25	%(a)	1.25	%(a)	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (1)	0.89	%*(a)	1.96	%(a)	1.56	%(a)	1.10%	1.42%	0.70%
Portfolio Turnover Rate	29	%**	64%		45%		41%	26%	37%
(1) Before voluntary expense limitation during the period:
Ratio of Expenses to Average Net Assets	N/A		N/A		1.35%		1.35%	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	N/A		N/A		1.46%		1.00%	1.33%	0.61%

*	Annualized.
**	Not annualized.
***	Per share amounts have been calculated based on average shares outstanding during the period for transaction fees. Prior to September 1, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective May 1, 2002, the purchase fee has been discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
†	Per share amount is less than $0.01.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Institutional Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 0.04%, 0.10% and 0.04% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	Emerging Markets Fund - Advisor Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	For the Period September 13, 2005† to December 31, 2005
Net Asset Value, Beginning of Period	$8.28		$9.21	$11.24

Income from Investment Operations:
Net Investment Income (Loss) #	0.03		0.17	(0.01)
Net Realized and Unrealized Gain	1.34		2.28	1.38

Total from Investment Operations	1.37		2.45	1.37

Less Distributions from:
Net Investment Income	—		(0.21)	(0.20)
Capital Gains	(0.26)		(3.17)	(3.20)

Total Distributions	(0.26)		(3.38)	(3.40)

Net Asset Value, End of Period	$9.39		$8.28	$9.21

Total Return	16.51	%**	27.56%	12.15	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$1		$1	$1
Ratio of Expenses to Average Net Assets (a)	1.40	%*	1.40%	1.40	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (a)	0.67	%*	1.70%	(0.32	)%*
Portfolio Turnover Rate	29	%**	64%	45	%**

*	Annualized.
**	Not annualized.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Advisor Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 1,025.28%, 1,432.43% and 1,634.93% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Growth Fund - Institutional Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006		Year Ended December 31, 2005		Year Ended December 31, 2004	For the Period June 23, 2003† to December 31, 2003
Net Asset Value, Beginning of Period	$18.59		$15.87		$13.83		$12.41	$10.00

Income from Investment Operations:
Net Investment Income	0.15	#	0.13	#	0.11	#	0.04	0.01
Net Realized and Unrealized Gain (Loss)	2.29		3.55		2.21		1.63	2.52

Total from Investment Operations	2.44		3.68		2.32		1.67	2.53

Less Distributions from:
Net Investment Income	—	(b)	(0.17)		(0.12)		(0.03)	(0.02)
Capital Gains	(0.15)		(0.79)		(0.19)		(0.29)	(0.10)

Total Distributions	(0.15)		(0.96)		(0.31)		(0.32)	(0.12)
Transaction Fees***	0.00	(b)	0.00	(b)	0.03		0.07	—

Net Asset Value, End of Period	$20.88		$18.59		$15.87		$13.83	$12.41

Total Return	13.14%		23.27	%(d)	17.09%		14.06%	25.28	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$820,448		$567,717		$208,374		$43,720	$8,665
Ratio of Expenses to Average Net Assets	0.89	%*	0.93	%(c)	1.00	%(a)	1.00%	1.00	%*
Ratio of Net Investment Income to Average Net Assets	1.50	%*	0.75%		0.71	%(a)	0.48%	0.10	%*
Portfolio Turnover Rate	24	%**	54%		38%		41%	13	%**
(1) Before voluntary expense limitation during the period:
Ratio of Expenses to Average Net Assets	N/A		N/A		1.10%		1.37%	2.21	%*
Ratio of Net Investment Income to Average Net Assets	N/A		N/A		0.60%		0.11%	(1.11	) %*

*	Annualized.
**	Not annualized.
***	Per share amounts have been calculated based on average shares outstanding during the period for transaction fees. Prior to July 5, 2005, these amounts represent proceeds from a 0.50% transaction fee on purchases and redemptions. Effective July 5, 2005, the purchase fee has been discontinued. Effective September 1, 2005, these amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of their purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Institutional Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 0.04% for 2005 of the average net assets of the Class.
(b)	Amount represents less than $0.01 per share.
(c)	Ratios of expenses to average net assets are inclusive of recaptured expenses. If the Adviser had not recaptured expenses the Fund’s expense ratio would have been 0.92%.
(d)	If the Adviser had not recaptured expenses, the total return would have increased by less than 0.00%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Growth Fund - Advisor Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	For the Period September 13, 2005† to December 31, 2005
Net Asset Value, Beginning of Period	$18.56		$15.87	$15.22

Income from Investment Operations:
Net Investment Income (Loss) #	0.13		0.14	0.02
Net Realized and Unrealized Gain	2.27		3.50	0.85

Total from Investment Operations	2.40		3.64	0.87

Less Distributions from:
Net Investment Income	—	(b)	(0.16)	(0.10)
Capital Gains	(0.15)		(0.79)	(0.12)

Total Distributions	(0.15)		(0.95)	(0.22)

Transaction Fees***	0.00	(b)	0.00 (b)	—

Net Asset Value, End of Period	$20.81		$18.56	$15.87

Total Return	12.94	%**	22.98%	5.72	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,456		$770	$150
Ratio of Expenses to Average Net Assets (a)	1.15	%*	1.15%	1.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (a)	1.35	%*	0.78%	0.35	%*
Portfolio Turnover Rate	24	%**	54%	38	%**

*	Annualized.
**	Not annualized.
***	Per share amounts have been calculated based on average shares outstanding during the period for transaction fees. These amounts represent proceeds from a 2.00% fee on any redemption of Fund shares within 60 days of purchase. Effective September 11, 2006, the Board of Trustees voted to temporarily suspend the 2.00% redemption fee until April 16, 2007. Effective March 1, 2007, the Board of Trustees voted to permanently eliminate the 2.00% redemption fee.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Advisor Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 0.74%, 7.01% and 20.61% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.
(b)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Core Fund - Institutional Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	For the Period Ended September 13, 2005† to December 31, 2005
Net Asset Value, Beginning of Period	$12.51		$10.71	$10.00

Income from Investment Operations:
Net Investment Income #	0.12		0.13	0.02
Net Realized and Unrealized Gain (Loss)	1.43		2.45	0.70

Total from Investment Operations	1.55		2.58	0.72

Less Distributions from:
Net Investment Income	(0.03)		(0.19)	(0.01)
Capital Gains	(0.21)		(0.59)	—

Total Distributions	(0.24)		(0.78)	(0.01)

Net Asset Value, End of Period	$13.82		$12.51	$10.71

Total Return	12.43	%**	24.23%	7.24	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$68,256		$60,176	$39,151
Ratio of Expenses to Average Net Assets (a)	1.00	%*	1.00%	1.00	%*
Ratio of Net Investment Income to Average Net Assets (a)	1.79	%*	1.11%	0.62	%*
Portfolio Turnover Rate	22	%**	55%	10	%**

*	Annualized.
**	Not annualized.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Institutional Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 0.08%, 0.22% and 0.49% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout Each Period

	International Core Fund - Advisor Class
	Period Ended June 30, 2007 (Unaudited)		Year Ended December 31, 2006	For the Period September13, 2005† to December 31, 2005
Net Asset Value, Beginning of Period	$12.49		$10.71	$10.00

Income from Investment Operations:
Net Investment Income (Loss) #	0.11		0.01	0.02
Net Realized and Unrealized Gain	1.43		2.54	0.70

Total from Investment Operations	1.54		2.55	0.72

Less Distributions from:
Net Investment Income	(0.03)		(0.18)	(0.01)
Capital Gains	(0.21)		(0.59)	—

Total Distributions	(0.24)		(0.77)	(0.01)

Net Asset Value, End of Period	$13.79		$12.49	$10.71

Total Return	12.37	%**	23.95%	7.19	%**
Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$705		$608	$1
Ratio of Expenses to Average Net Assets (a)	1.15	%*	1.15%	1.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (a)	1.63	%*	0.04%	0.51	%*
Portfolio Turnover Rate	22	%**	55%	10	%**

*	Annualized.
**	Not annualized.
†	Commencement of investment operations.
#	Per share amounts have been calculated using the average shares method.
(a)	Reflects a contractual expense limitation (See Notes to Financial Statements, Note B). As a result of such limitation, the expenses of the Fund’s Advisor Class of shares reflect a reduction (annualized for periods less than one year) of an amount of 2.21%, 11.01% and 1,672.16% for 2007, 2006 and 2005, respectively, of the average net assets of the Class.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

June 30, 2007 (Unaudited)

Hansberger International Series (formerly, Hansberger Institutional Series) (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective May 1, 2007, the Trust’s name changed from Hansberger Institutional Series to Hansberger International Series. As of June 30, 2007, the Trust was comprised of four separate active, diversified portfolios (each individually referred to as a “Fund” and collectively as the “Funds”). The International Value Fund and Emerging Markets Fund commenced operations on December 30, 1996. The International Growth Fund commenced operations on June 23, 2003. The International Core Fund commenced operations on September 13, 2005. Each Fund offers two classes of shares –, Institutional Class and Advisor Class, the latter of which commenced operations on September 13, 2005.

The International Value Fund seeks to achieve long-term capital growth through a policy of investing primarily in stocks and debt obligations of companies and governments domiciled outside of the United States. The Emerging Markets Fund seeks to achieve long-term capital growth through a policy of investing primarily in publicly traded equity securities of companies located in emerging markets. The International Growth Fund seeks to achieve high long-term total return through a policy of investing primarily in the equity securities of companies domiciled outside of the United States in at least three different countries. The International Core Fund seeks to achieve long-term capital growth through a policy of investing primarily in equity securities of companies domiciled outside of the United States.

The Funds’ investments in emerging markets or developing markets may subject the Funds to a greater degree of risk than the Funds’ investments in developed markets. Risks associated with these developing markets, attributable to political, social or economic factors, may affect the price of the Funds’ investments and income generated by these investments, as well as the Funds’ ability to repatriate such amounts.

A.  Accounting Policies:    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

1.  Security Valuation:    Equity securities listed on a U.S. exchange are valued at the latest reported sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Certain events affecting the values of securities maintained in the Funds’ portfolios might occur between the close of the foreign exchanges on which those securities principally trade and the time at which the daily net asset value for the Funds is determined. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price within a range not exceeding the current asked price and not less than the current bid price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued at prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest reported sales price on the day of valuation. If there is no such reported sale, the latest reported bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, unlisted foreign securities and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures, are valued at fair value as determined in good faith pursuant to the Trust’s fair valuation procedures under the supervision of the Board of Trustees.

The fair value of a portfolio security is the price that the Funds might reasonably expect to receive upon its current sale. Under the Trust’s fair valuation procedures, the Board of Trustees has delegated to Hansberger Global Investors, Inc., the

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

Funds’ investment adviser (the “Adviser”), subject to the Board of Trustees’ supervision and review, the responsibility to determine, in good faith, the fair value of only those securities for which market quotations are not readily available. The Adviser has established a Valuation Committee, which is responsible for applying the Trust’s fair value procedures and determining the fair value of each security for which market quotations are not readily available and for securities whose market quotations may not, in the Adviser’s reflect market value. With respect to the fair valuation of equity securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign markets but before the Funds calculate their net asset values.

The Trust employs a fair value pricing service that utilizes a model which takes into account market activity after the close of foreign markets but before the Funds calculate their net asset values. As of June 30, 2007, a significant number of the Funds’ securities were fair valued utilizing this service pursuant to procedures approved by the Board of Trustees.

2.  Foreign Currency Translation:    The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at current applicable foreign currency exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in net realized and unrealized gain or loss on investment in securities.

3.  Forward Currency Exchange Contracts:    The Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the value of some or all of a Fund’s portfolio securities. A forward currency contract is an agreement between two parties to purchase and sell currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in currency exchange rates. Forward currency contracts are marked-to-market daily using the forward foreign currency exchange rates applicable on that day or at such other rates as deemed appropriate. The change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished, either by delivering the currency or by entering into another forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract on the date it is extinguished. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably relative to the U.S. dollar.

At June 30, 2007, the Funds had no outstanding forward currency exchange contracts.

4.  Repurchase Agreements:    Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to a Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

5.  Federal Income Taxes:    It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. A Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

realized capital gains and net unrealized appreciation as the income and/or capital gains are earned.

In determining the daily net asset values, the Funds estimate the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of June 30, 2007, the Emerging Markets Fund had a reserve related to capital gains and is reflected as Deferred Foreign Taxes Payable in the Statement of Assets and Liabilities. The estimated reserve for repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of June 30, 2007, the Funds had no reserve related to taxes on the repatriation of foreign currencies.

At June 30, 2007, cost and gross unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Funds were:

Fund	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
International Value Fund	$225,493,364	$83,724,592	$(1,426,033)	$82,298,559
Emerging Markets Fund	224,274,331	103,447,246	(1,187,618)	102,259,628
International Growth Fund	694,886,297	138,198,071	(7,729,306)	130,468,765
International Core Fund	54,982,167	14,187,255	(351,148)	13,836,107

6.  Distribution of Income and Gains:    Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatment for post-October 31 losses and foreign currency transaction losses which are not recognized for tax purposes until the first day of the following fiscal year.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to ordinary income being treated as short-term or long-term capital gains.

The tax character of distributions paid during 2006 was as follows:

	2006 Distributions
Fund	Paid From Ordinary Income	Paid From Long-Term Capital Gain
International Value Fund	$13,013,147	$55,413,589
Emerging Markets Fund	10,400,513	83,674,514
International Growth Fund	15,167,632	12,169,819
International Core Fund	3,102,092	456,180

Distributions in excess of tax basis earnings and profits will be reported in the Funds’ financial statements as a return of capital. Permanent book and tax basis differences, if any, are not included in ending undistributed (overdistributed) net investment income for the purpose of calculating net investment income per share in the Financial Highlights. Permanent book and tax basis differences relating to wash sales, foreign currency gains and losses, post-October currency losses, forward mark-to-market, passive foreign investment company (“PFIC”) gains and losses and distribution redesignations may result in reclassifications to paid-in capital, undistributed (overdistributed) net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions. Undistributed (overdistributed) net investment income and accumulated net realized gain (loss) may include temporary book and tax differences which should reverse in a subsequent period. These reclassifications have no impact on the Funds’ financial statements and are designed to present each Fund’s capital account on a tax basis.

7.  Other:    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Dividend income is recorded on the ex-date (except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Funds are informed of the ex-dividend date in the exercise of reasonable diligence) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt.

Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

attributed are apportioned among the Funds based upon relative net assets. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including transfer agent fees applicable to such class). Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares. Distributions for the Funds are recorded on the ex-date.

B.  Adviser:    Hansberger Global Investors, Inc. (“HGI” or the “Adviser”), an indirect subsidiary of IXIS Asset Management US Group LP, provides each Fund with investment advisory services pursuant to an investment advisory agreement at a monthly fee calculated at the annual rate of 0.75%, 1.00%, 0.75% and 0.75% of average daily net assets of the International Value Fund, the Emerging Markets Fund, the International Growth Fund and the International Core Fund, respectively.

The Adviser provided a letter agreement to the Funds, effective September 2, 2005 through April 30, 2006, whereby the Adviser reduced advisory fees payable to it, and/or reimbursed other expenses, if the annual operating expenses as defined, expressed as a percentage of average daily net assets, exceed the maximum ratios as follows:

	Institutional Class	Advisor Class
International Value Fund	1.00%	1.15%
Emerging Markets Fund	1.25	1.40
International Growth Fund	1.00	1.15
International Core Fund	1.00	1.15

The letter agreement was amended effective December 5, 2005 and will continue in effect through April 30, 2008. There is no guarantee that the letter agreement will continue after that date. The Adviser may recoup all or a portion of any waived investment advisory fees and expenses it has borne, if any, to the extent a class’s expenses fall below the maximum ratio within one year after the end of the fiscal year in which the waiver was made.

In addition, the Adviser has voluntarily agreed to provide a breakpoint in the investment advisory fee of the International Growth Fund such that the Adviser will reduce its annual rate of 0.75% to 0.70% on the combined average daily net assets of the International Growth Fund and the ING International Capital Appreciation Fund (a registered fund for which the Adviser serves as sub-adviser) that exceed $700 million. The Adviser may discontinue the breakpoint at any time. During the period ended June 30, 2007, this breakpoint was reached and the effective rate was 0.74%. For the period ended June 30, 2007, the Adviser reimbursed Fund level and class-specific expenses as follows:

	For the Period Ended 06/30/07		Advisory Fees Waived Subject to Future Payment until 12/31/07
	Fund Level Expenses Reimbursed	Class-Level Expenses Reimbursed
International Value Fund
Institutional Class	—	$—	$—
Advisor Class	—	14,310	14,310
Emerging Markets Fund
Institutional Class	$48,554	11,482	60,036
Advisor Class	1	7,661	7,662
International Growth Fund
Institutional Class	—	—	—
Advisor Class	—	5,624	5,624
International Core Fund
Institutional Class	17,269	7,647	24,916
Advisor Class	150	6,918	7,068

For the period ended June 30, 2007, the Adviser did not recapture any previously reimbursed expenses.

C.  Administrator:    State Street Bank & Trust Company (“State Street”) provides the Trust with administrative services pursuant to an Administrative Agreement (the “Agreement”). Under the Agreement the Trust pays State Street a monthly fee in proportion to the Funds’ combined average daily net assets at the higher of the following: (1) an annual rate of .011% of the first $100 million of average daily net assets (per Fund multiplied by the number of Funds), .010% for the next $400 million of average daily net assets (per Fund multiplied by the number of Funds), and 0.0075% of average daily net assets thereafter, plus additional fees for multiple share classes, Blue Sky services and certain out-of-pocket expenses, or (2) an annual minimum of $78,250 per Fund. Effective February 1, 2007, each Fund will pay a minimum of $84,500. Effective February 1, 2007, the Adviser entered into a letter agreement with the Trust whereby the Adviser has agreed to pay any fees under the Administration Agreement that are associated with the coordination of mailing non-regulatory quarterly shareholder letters, which are prepared by the Adviser and disseminated to the Institutional Class of the Funds, except to the extent that the quarterly shareholder letters are mailed with a required regulatory shareholder mailing. Certain employees of State Street are officers of the Trust.

D.  Custodian:    State Street serves as the Trust’s custodian in accordance with a Custodian Agreement.

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an annual fund accounting fee and certain out-of-pocket expenses.

E.  Transfer Agent:    Boston Financial Data Services (“BFDS”) provides the Trust with dividend disbursing and transfer agent services pursuant to a Transfer Agent Agreement (the “TA Agreement”). Under the TA Agreement, each Fund pays BFDS a monthly fee equal to an annual rate of a maximum of $15.00 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,250 per share class.

F.  Distributor:    IXIS Asset Management Distributors, L.P. (“IXIS Distributors”), a wholly-owned subsidiary of IXIS Asset Management US Group, LLC (“IAMG”), serves as the Distributor of the Funds and provides distribution services pursuant to a Distribution Agreement. IAMG holds a majority voting interest in Hansberger Group, Inc., the corporate parent of the Adviser. Under the Distribution Agreement, the Funds do not pay IXIS Distributors for its services. IXIS Distributors, however, is reimbursed on a quarterly basis by the Funds for sub-transfer agent fees that IXIS Distributors pays on the Funds’ behalf. The Board of Trustees has approved the payment by the Funds of up to $19 per account per year for sub-transfer agent fees. The Adviser has agreed to pay for sub-transfer agent fees above that amount. To date, no sub-transfer agent fees have been incurred by IXIS Distributors, and accordingly no sub-transfer agent fees have been accrued by the Funds during the period ended June 30, 2007.

G.  Trustees’ and Officers’ Fees and Expenses:    The Trust pays each Trustee who is not also an officer or interested person an aggregate fee consisting of an annual retainer of $15,000, plus travel expenses related to attendance of Board meetings. Each independent Trustee also received a meeting attendance fee of $3,750 for each Board meeting. Trustees who are also officers or interested persons receive no remuneration for their service as Trustees. The Trust does not pay compensation to its officers. Officer compensation is paid by the Adviser or by the Administrator, as applicable. Professional fees for the period ended June 30, 2007, include legal fees paid to Dechert LLP and Morgan, Lewis & Bockius LLP.

H.  Purchases and Sales:    For the period ended June 30, 2007, purchases and sales of investment securities other than long-term U.S. Government securities and short-term investments were:

Fund	Purchases	Sales
International Value Fund	$65,078,360	$80,929,097
Emerging Markets Fund	84,962,199	109,227,420
International Growth Fund	340,478,141	161,242,934
International Core Fund	13,882,030	13,638,478

There were no purchases or sales of long-term U.S. Government securities during the period ended June 30, 2007.

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

I.  Capital Share Transactions:    Transactions in fund shares for the years indicated below:

	International Value Fund
	Period Ended 06/30/07	Year Ended 12/31/06
Institutional Class
Shares sold	—	92,061
Shares issued on reinvestment of Distributions	219,546	5,117,527
Shares redeemed	(1,192,831)	(1,458,660)

Increase (Decrease)	(973,285)	3,750,928
Fund Shares:
Beginning of the year	21,930,210	18,179,282

End of the year	20,956,925	21,930,210

Advisor Class
Shares sold	224,469	316,320
Shares issued on reinvestment of Distributions	5,777	76,499
Shares redeemed	(85,059)	(23,805)

Increase	145,187	369,014
Fund Shares:
Beginning of year	396,877	27,863

End of year	542,064	396,877

	Emerging Markets Fund
	Period Ended 06/30/07	Year Ended 12/31/06
Institutional Class
Shares sold	207,637	183,699
Shares issued on reinvestment of Distributions	921,183	11,094,908
Shares redeemed	(3,236,113)	(9,804,592)

Increase (Decrease)	(2,107,293)	1,474,015
Fund Shares:
Beginning of the year	37,060,940	35,586,925

End of the year	34,953,647	37,060,940

Advisor Class
Shares sold	—	—
Shares issued on reinvestment of Distributions	5	51

Increase	5	51
Fund Shares:
Beginning of year	173	122

End of year	178	173

	International Growth Fund
	Period Ended 06/30/07	Year Ended 12/31/06
Institutional Class
Shares sold	9,510,733	16,911,551
Shares issued on reinvestment of Distributions	282,267	1,412,410
Shares redeemed	(1,035,910)	(915,444)

Increase	8,757,090	17,408,517
Fund Shares:
Beginning of the year	30,541,313	13,132,796

End of the year	39,298,403	30,541,313

Advisor Class
Shares sold	52,521	29,994
Shares issued on reinvestment of Distributions	507	2,037
Shares redeemed	(24,570)	—

Increase	28,458	32,031
Fund Shares:
Beginning of year	41,510	9,479

End of year	69,968	41,510

	International Core Fund
	Period Ended 06/30/07	Year Ended 12/31/06
Institutional Class
Shares sold	43,228	1,176,472
Shares issued on reinvestment of Distributions	86,105	283,363
Shares redeemed	—	(304,878)

Increase	129,333	1,154,957
Fund Shares:
Beginning of the year	4,809,917	3,654,960

End of the year	4,939,250	4,809,917

Advisor Class
Shares sold	1,549	47,629
Shares issued on reinvestment of Distributions	893	2,669
Shares redeemed	—	(1,700)

Increase	2,442	48,598
Fund Shares:
Beginning of year	48,698	100

End of year	51,140	48,698

Notes to Financial Statements (continued)

June 30, 2007 (Unaudited)

J.  New Accounting Pronouncements In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

K.  Other:    As of June 30, 2007, each Fund had shareholders that held greater than 10% of the fund’s outstanding shares. Investment activities of these shareholders could have a material impact on those Funds. The number of greater than 10% shareholders and aggregate percentage of shares held by such owners was as follows:

Fund	Number of Greater Than 10% Shareholder	Percentage of Ownership
International Value Fund	3	73.5%
Emerging Markets Fund	5	75.3
International Growth Fund	4	31.9
International Core Fund	3	96.0

L.  Rescission Offer: Officers of the Trust learned that shareholders who made either initial or subsequent investments in Advisor Class shares of the Hansberger International Value Fund, a series of the Trust (the “Fund”) through Linsco/Private Ledger Corp. (“LPL”) during the period of October 31, 2005 to October 1, 2006 (“Eligible Shares”) may not have been delivered a current prospectus. Upon discovering that a current prospectus may not have been delivered with respect to certain eligible transactions, a prospectus was promptly mailed to LPL on or about October 2, 2006.

The Fund offered to repurchase all Eligible Shares sold to LPL account holders (“Eligible Shareholders”) purchased in Eligible Transactions in a rescission offer. Eligible Shareholders were given the opportunity to elect to sell all of their Eligible Shares back to the Fund on the terms described in the rescission offer materials that were distributed to Eligible Shareholders. The rescission offer expired on March 13, 2007 and shareholders who elected to participate in the offer were reimbursed a total of $4,737.

The Fund’s registration as an investment company under the 1940 Act was not affected by the circumstances surrounding the rescission offer. HGI and IAMG shared the expenses associated with the rescission offer (e.g., legal and accounting expenses and printing and mailing expenses) including the amounts paid to investors who purchased the rescission offer. No costs were borne by the Fund or shareholders of the Fund.

M.  Change of Control of Hansberger Group, Inc. Effective March 9, 2007, IAMG purchased all of the shares of common stock of Hansberger Group, Inc., the parent company of the Adviser, that were owned or controlled by Mr. Thomas L. Hansberger and non-employee, third party investors and an additional number of shares held by employees of the Adviser or Hansberger Group Inc. (the “Transaction”). Upon consummation of the Transaction, IAMG’s ownership interest in the Adviser (on a fully diluted basis) was 83.4%, and the remaining 16.6% interest was held by employees of the Adviser. Mr. Hansberger continues to serve as Chairman of the Adviser and Ronald W. Holt, Jr. now serves as President and Chief Executive Officer of the Adviser. Otherwise, the Transaction has not resulted in a change in the personnel or operations of the Adviser.

N.  Subsequent Events. Effective August 1, 2007, the name of IXIS Distributors changed from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P., and the name of IXIS Asset Management US Group, LLC changed to Natixis Global Asset Management Group, LLC.

Proxy Statement.    The Trust has filed a proxy statement dated August 21, 2007 with respect to a proposal to elect ten trustees to the Board of Trustees. A copy of the proxy statement is available at the Securities and Exchange Commission’s website at www.sec.gov. Please see the proxy statement for further information.

Other Information (Unaudited)

June 30, 2007 (Unaudited)

Quarterly Portfolio Schedule

The Funds file with the Securities and Exchange Commission their complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 414-6927.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 414-6927 or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record

The Funds file with the Securities and Exchange Commission their proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Funds each year by August 31. The most recent Form N-PX is available without charge, upon request, by calling (800) 414-6927 or voting record information or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Special Meeting of Shareholders

A special meeting of shareholders of the Trust was held on February 28, 2007 to consider the following proposals: (i) to elect five trustees to the Board of Trustees, and (ii) to approve a new investment advisory agreement for each Fund between the Adviser and the Trust. Both proposals were approved by shareholders of the Funds. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1*

To elect five Trustees to the Board of Trustees of the Trust

Nominee	Voted “FOR”	Withheld
Thomas L. Hansberger	51,205,521	9,555,762
Kathryn B. McGrath	60,761,283	0
William F. Waters	60,761,283	0
Edward M. Tighe	60,761,283	0
Ramon A. Rodriguez	60,761,283	0

*	Denotes Trust-wide proposal and voting results.

Proposal 2**

To approve a new investment advisory agreement for each Fund between the Adviser and the Trust

	Voted “FOR”	Voted “AGAINST”
International Value Fund	15,955,020	—
Emerging Markets Fund	24,618,173	460,197
International Growth Fund	16,220,886	—
International Core Fund	3,507,007	—

**	There were no abstentions or broker non-votes with respect to this proposal. Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committees of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HANSBERGER INTERNATIONAL SERIES

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date: August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas L. Hansberger
Thomas L. Hansberger
President and Chief Executive Officer

Date: August 21, 2007

By:	/s/ Thomas A. Christensen, Jr.
Thomas A. Christensen, Jr.
Chief Financial Officer

Date: August 21, 2007